Note 8 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2025		Dec. 31, 2024		Jun. 30, 2024	Dec. 31, 2023
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash	€ 6,155		€ 8,636		€ 6,714
Cash and bank balances at central banks	26,657	[1]	35,306	[1]	29,205
Other financial assets	7,205		7,202		9,135
Cash and cash equivalents	€ 40,017		€ 51,145		€ 45,055	€ 75,416

[1]	(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain